Nuance Concentrated Value Long-Short Fund
(the “Fund”)

(A series of Managed Portfolio Series)

Institutional Class – NCLSX
Investor Class - NCLIX

Supplement dated May 6, 2017 to the Prospectus dated August 28, 2016.

Nuance Investments, LLC has decided to lower the minimum initial investment for the Fund’s Institutional Class. Effective May 6, 2017, the minimum initial investment amount for the Institutional Class of the Fund is reduced from $1,000,000 to $10,000.

This supplement should be retained with your Prospectus for future reference.